Employment Benefits	12 Months Ended
Dec. 31, 2018
Employment Benefits [Abstract]
Employment Benefits
28.	Employment Benefits

(1)	Employment benefit obligations as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Net defined benefit obligations	￦	1,476,201	1,638,785
Other long-term employee benefit obligations		6,868	6,284

	￦	1,483,069	1,645,069

(2)	Principal assumptions on actuarial valuation as of December 31, 2017 and 2018 are as follows:

	2017	2018
Discount rate	2.75%~2.90%	2.24%~2.90%
Future salary and benefit levels	4.88%	4.88%
Weighted average duration	13.40 years	13.71 years

(3)	Details of expense relating to defined benefit plans for the years ended December 31, 2016, 2017 and 2018 are as follows:

		2016	2017	2018
		In millions of won
Current service cost	￦	378,930	392,820	369,899
Interest cost		67,104	79,524	87,687
Expected return on plan assets		(23,612)	(31,307)	(42,135)
Loss from settlement		(706)	(1,055)	(767)

	￦	421,716	439,982	414,684

Expenses as described above are recognized in those items below in the financial statements.

		2016	2017	2018
		In millions of won
Cost of sales	￦	312,391	332,249	308,672
Selling and administrative expenses		61,362	59,111	51,903
Others (Construction-in-progress and others)		47,963	48,622	54,109

	￦	421,716	439,982	414,684

In addition, for the years ended December 31, 2016, 2017 and 2018, employee benefit obligations expenses of ￦62,435 million, ￦65,603 million and ￦66,833 million, respectively, are recognized as cost of sales, and ￦11,450 million, ￦11,983 million and ￦13,204 million, respectively, are recognized as selling and administrative expenses, and ￦14,024 million, ￦13,332 million and ￦14,189 million, respectively, are recognized as construction-in-progress and others, relates to the Company’s defined contribution plans.

(4)	Details of defined benefit obligations as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Present value of defined benefit obligation from funded plans	￦	2,951,842	3,414,116
Fair value of plan assets		(1,475,641)	(1,775,331)

		1,476,201	1,638,785
Present value of defined benefit obligation from unfunded plans		—	—

Net liabilities incurred from defined benefit plans	￦	1,476,201	1,638,785

(5)	Changes in the present value of defined benefit obligations for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	2,867,377	2,951,842
Current service cost		392,820	369,899
Interest cost(*)		79,524	87,687
Remeasurement component		(258,223)	154,939
Loss from settlement		(1,055)	(767)
Actual payments		(128,707)	(149,454)
Others		106	(30)

Ending balance	￦	2,951,842	3,414,116

(*)	Corporate bond (AAA rated) yield at year-end is applied to measure the interest cost on employee benefit obligations.

(6)	Changes in the fair value of plan assets for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	1,188,907	1,475,641
Expected return		31,307	42,135
Remeasurement component		(10,435)	(12,308)
Contributions by the employers		325,080	330,064
Actual payments		(59,218)	(60,201)

Ending balance	￦	1,475,641	1,775,331

In addition, loss on accumulated remeasurement component amounting to ￦43,513 million and ￦219,381 million has been recognized as other comprehensive income or loss for the years ended December 31, 2017 and 2018, respectively.

(7)	Details of the fair value of plan assets as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Equity instruments	￦	79,204	96,823
Debt instruments		517,040	510,184
Bank deposit		293,477	275,518
Others		585,920	892,806

	￦	1,475,641	1,775,331

For the years ended December 31, 2017 and 2018, actual returns on plan assets amounted to ￦20,782 million and ￦29,827 million, respectively.

(8)	Remeasurement component recognized in other comprehensive income (loss) for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Actuarial gain from changes in financial assumptions	￦	(300,058)	186,428
Experience adjustments, etc.		41,835	(31,489)
Expected return		10,435	12,308

	￦	(247,788)	167,247

Remeasurement component recognized as other comprehensive income or loss is recorded in retained earnings.